TAXATION (Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes) (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
Weighted average statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses	(1.00%)	(6.00%)	(2.00%)
Tax penalty (as a percent)	(1.00%)
Tax effect of tax-exempt entities (as a percent)	(12.00%)	(6.00%)	(2.00%)
Previous years unrecognized tax effect (as a percent)			(3.00%)
Changes in valuation allowance (as a percent)	(13.00%)	(11.00%)	(19.00%)
Effective tax rates (as a percent)	(2.00%)	2.00%	(1.00%)	12.50%